Repossessed Assets Acquired In Settlement Of Loans (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate and Other Assets Repossessed [Roll Forward]
Balance, Beginning Of Period	$ 14,160,099	$ 3,947,226	$ 6,754,425
Additions	2,456,478	1,638,135	3,861,182
Sales	(6,929,152)	(1,850,651)	(5,274,003)
Write Downs	(2,933,000)	(505,000)	(1,394,378)
Balance, End Of Period	$ 6,754,425	$ 3,229,710	$ 3,947,226